Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Liabilities	Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the shareholders of the Company and directors of Graphjet.
	March 31,	September 30,
	2024	2023
Lim Hooi Beng	$1,212	$2,226
Aw Jeen Rong	6	6
Payables to directors	$1,218	$2,232
The controlling shareholders of the Company are Mr. Lim Hooi Beng and Mr. Aw Jeen Rong.
	September 30, 2023	September 30, 2022
Current liabilities
Lim Hooi Beng	$-	$527,057
Payables to directors	$-	$527,057
Long term liabilities
Lim Hooi Beng	$2,225,388	$-
Aw Jeen Rong	$6,393	$-
Payables to directors	$2,231,781	$-

Schedule of Advance to a Related Company	Pursuant to the terms of the Tenancy Agreement, the tenancy is subject to an initial term of 2 years with a monthly rental of $0.8.
	March 31,	September 30,
	2024	2023

Advances to a related company	$92	$97
Pursuant to the terms of the Tenancy Agreement, the tenancy is subject to an initial term of 2 years with a monthly rental of $813.
	September 30,	September 30,
	2023	2022
Advance to a related company	$97,882	$108,171